JUDGMENTS AND CRITICAL ACCOUNTING ESTIMATES IN APPLYING ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
JUDGMENTS AND CRITICAL ACCOUNTING ESTIMATES IN APPLYING ACCOUNTING POLICIES
JUDGMENTS AND CRITICAL ACCOUNTING ESTIMATES IN APPLYING ACCOUNTING POLICIES

NOTE 3 – JUDGMENTS AND CRITICAL ACCOUNTING ESTIMATES IN APPLYING ACCOUNTING POLICIES

Grupo Aval’s management makes estimates and assumptions that affect the amounts recognized in the consolidated financial statements and the carrying value of the assets and liabilities within the fiscal year. The judgments and estimates are continuously evaluated and are based on the experience of management and other factors, including the occurrence of future events that are believed to be reasonable under the current circumstances. Management also makes certain judgments besides those which involve estimates during the process of applying accounting policies. The judgments that have the most significant effects on the amounts recognized in the consolidated financial statements and the estimates that may cause an important adjustment to the book value of assets and liabilities in the following year include the following:

A.          Judgments

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes.

– Note 2 (2.5) (ii) – classification of financial assets: assessment of the business model within which the assets are held and assessment of whether the contractual terms of the financial asset are solely payments of principal and interest on the principal amount outstanding.

– Note 2 (2.1) – determination of control over investees.

– Note 4 (4.1.5) and Note 1.1 “Other events – COVID19” – establishing the criteria for determining whether credit risk on the financial asset has increased significantly since initial recognition, determining the methodology for incorporating forward-looking information into the measurement of ECL and selection and approval of models used to measure ECL.

B.          Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment in the year ended is included in the following notes.

– Note 4 (4.1.5) and Note 1.1 “Other events – COVID19”– impairment of financial instruments: assessment of whether credit risk on the financial asset has increased significantly since initial recognition and incorporation of forward-looking information in the measurement of ECL.

– Note 16 – measurement and revenue recognition of concession arrangements.

– Note 5 – determination of the fair value of financial instruments with significant unobservable inputs.

– Note 22 – measurement of defined benefit obligations: key actuarial assumptions.

– Note 19 – recognition of deferred tax assets: availability of future taxable profit against which carry-forward tax losses can be used.

– Note 17 – impairment testing for CGUs containing goodwill: key assumptions underlying recoverable amounts.

– Notes 23 – recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources.

– Note 4 (4.1.5) – impairment of financial instruments: key assumptions used in estimating recoverable cash flows.